Shareholder Report, Average Annual Return (Details)	12 Months Ended	30 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000242902
Average Annual Return [Line Items]
Average Annual Return, Percent	11.17%	15.09%
Without Sales Load [Member] | C000242904
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%	15.40%
Without Sales Load [Member] | C000242903
Average Annual Return [Line Items]
Average Annual Return, Percent	11.95%	16.01%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	20.00%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	20.00%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	20.00%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	20.58%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	20.58%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	20.58%